EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings Per Share Basic
The details of the earnings per share calculations for the years ended December 31, 2023, 2022, and 2021, are as follows (shares in millions):

Basic	Years Ended December 31,
	2023	2022	2021
Net income attributable to Honeywell	$5,658	$4,966	$5,542
Weighted average shares outstanding	663.0	677.1	692.3
Earnings per share of common stock—basic	$8.53	$7.33	$8.01

Earnings Per Share Diluted

Assuming Dilution	Years Ended December 31,
	2023	2022	2021
Net income attributable to Honeywell	$5,658	$4,966	$5,542
Average shares
Weighted average shares outstanding	663.0	677.1	692.3
Dilutive securities issuable—stock plans	5.2	6.0	8.1
Total weighted average diluted shares outstanding	668.2	683.1	700.4
Earnings per share of common stock—assuming dilution	$8.47	$7.27	$7.91